Other Non-Current Liabilities - Additional Information (Detail) - Belarusian Telecom [member] ₺ in Thousands, $ in Thousands	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Provisions and other non-current liabilities [line items]
Contingent payment	₺ 526,090	$ 100,000
Discount rate	9.50%	9.50%	4.80%